IRA Ideal!

Defined Asset Funds[SM]

The Select S&P Industrial Portfolio
1998 Series C
Take
indexing
to
another
level...
[Logo] Merrill Lynch

Indexing - it's a strategy to mirror the returns of major indices. Why not take a step beyond?

The S&P Industrial Portfolio takes indexing to another level.

Instead of simply replicating an index, the Select S&P Industrial Strategy attempts to single out stocks within the index for a combination of value, capital appreciation and current dividend income.

The Portfolio seeks total return through a contrarian strategy of selecting 15 stocks from the S&P Industrial Index(1) with high dividend yields and potential value.

The Strategy

Like most Portfolios in the Select Series, the Select S&P Industrial Portfolio employs a "buy and hold" style of investing which follows a disciplined strategy. Each year, we intend to reapply the screening process to select a new Portfolio. You can reinvest in the next Portfolio, if available, at a reduced sales charge, or you can redeem your investment. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

Select S&P Industrial Portfolio-1998 Series C(2)

                                                   Ticker      Current
Name of Issuer                                     Symbol   Dividend Yield(3)
--------------                                     ------   -----------------

1.   GENUINE PARTS COMPANY                            GPC         2.79%
2.   ALLTEL CORPORATION                               AT          2.65%
3.   ROYAL DUTCH PETROLEUM COMPANY4                   RD          2.63%
4.   HEINZ (H.J.) COMPANY                             HNZ         2.33%
5.   SBC COMMUNICATIONS, INC.                         SBC         2.29%
6.   KELLOGG COMPANY                                  K           2.26%
7.   ANHEUSER-BUSCH COMPANIES, INC.                   BUD         2.25%
8.   CONAGRA, INC.                                    CAG         2.15%
9.   MAY DEPARTMENT STORES COMPANY                    MAY         2.00%
10.  AMERICAN HOME PRODUCTS CORPORATION               AHP         1.92%
11.  EMERSON ELECTRIC COMPANY                         EMR         1.87%
12.  PITNEY BOWES, INC.                               PBI         1.86%
13.  ABBOTT LABORATORIES                              ABT         1.67%
14.  BESTFOODS, INC.                                  BFO         1.60%
15.  NEWELL COMPANY                                   NWL         1.48%

The Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors or Standard & Poor's.

Past Performance of Prior Select S&P Industrial Portfolios

--------
         1 "Standard & Poor's," "S&P", "S&P 500" and the "S&P Industrial Index" are trademarks of The Mc Graw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc.

         2   Initial date of deposit-April 27, 1998

         3 Current dividend yield for each stock was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on that stock and dividing the result by its market value as of the close of trading on April 24,1998. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.

         4 This issuer is located in The Netherlands. the current semi-annual dividend per share will be subject to withholding taxes of The Netherlands.

The chart below shows average annual total returns for the following Series, which assumeannual "rollovers" into the next Portfolio. We've also included returns for the most recently completed Portfolio of each Series.

Series From Inception Through 3/31/98         Most Recently Completed Portfolio
-------------------------------------         ---------------------------------
Inception                      Return         Period                    Return
---------                      ------         ------                    ------
1/22/97      Series A          25.71%         1/22/97-    Series A      31.43%
                                              3/13/98

2/24/97      Series B          28.14%         2/24/97-    Series B      22.96%
                                              4/24/98

Past performance is no guarantee of future results. Average annual total returns represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because they reflect a reduced sales charge on rollovers and different performance periods, and Portfolios may not be fully invested at all times.

The Selection Process

The Select S&P Industrial Portfolio looks for potential values in the equity market by investing in companies in the S&P Industrial Index that may be currently out of favor. It does this through a disciplined four-part screening process:

1. Defining the Universe: We begin with the S&P Industrial Index, a sub-set of the S&P 500 Index*, which includes only industrial stocks. Defined Asset Funds then removes any stocks that are part of the Dow Jones Industrial Average* (DJIA).

2. Quality Screen: We include only stocks that are ranked A+ or A by Standard & Poor's*. Standard & Poor's determines these stock rankings using a computerized system which focuses primarily on the growth and stability of per-share earnings and dividends. It then assigns a symbol to each stock, which ranges from A+ for the highest ranked stocks to D for those stocks which Standard & Poor's considers to be the most speculative. These rankings are not intended to predict stock price movements.

3. Market Capitalization: We then rank the stocks by their market capitalization from highest to lowest, and eliminate the lowest 25%. This allows the Portfolio to avoid smaller, less liquid issues.

4. Highest Dividend Yield: Finally we rank the remaining stocks according to dividend yield which identifies companies whose prices may have declined. From that group, we select the 15 highest-yielding stocks for the Portfolio.

* "Standard & Poor's," "S&P", "S&P 500" and the "S&P Industrial Index" are trademarks of The McGraw-Hill Companies, and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Incorporated.

Avoid the teachings of speculators whose judgments are not confirmed by experience.

LEONARDO DA VINCI

Hypothetical Results

[A mountain chart, captioned "Hypothetical Growth of $10,000 invested 1/1/1973 through 3/31/98" compares the cumulative annual performance from 1973 through 3/31/98 of the Strategy (ochre), the Dow Jones Industrial Average (DJIA) (pink), the S&P 500 Index (purple) and the S&P Industrial Index (green). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart. The horizontal or (Y) axis compares the cumulative annual performance by YEAR , from 1973 through 3/31/98. The vertical or (X) axis reflects DOLLAR AMOUNT value for each index from 1973 ending 3/31/98. The initial value of each investment is $10,000. Throughout the period from 1973 through March 31, 1998, increases in each investment build towards the right vertical or (X) axis. At the end of this period, the right vertical or (X) axis, reflects the ending value of the STRATEGY ($461,218), the ending value of the DJIA ($237,538), the ending value of the S&P 500 Index ($234,178) and the ending value of the S&P Industrial Index ($225,002).]

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy would have underperformed the DJIA in 8, the S&P 500 Index in 9, and the S&P Industrial Index in 8 of the last 25 years. There can be no assurance that any Portfolio will outperform these indices.

Annual Total Returns


Year       Strategy     DJIA          S&P 500      S&P           Year        Strategy      DJIA        S&P          S&P
           **                         Index        Industrial                **                        500          Industrial
                                                   Index                                               Index        Index
----       -------      ------        -------      ----------    -----      ---------      ------      -------      ------------

1973       -20.13%      -13.12%       -14.66%      -14.61%       1987          2.52         6.02        5.67           9.13
1974        -5.35       -23.14        -26.47       -26.54        1988         42.04        15.95       16.58          15.80
1975        40.63        44.40         36.92        36.78        1989         35.40        31.71       31.11          29.30
1976        30.89        22.72         23.53        22.59        1990          0.96        -0.57       -3.20          -0.84
1977        -6.53       -12.71         -7.19        -8.20        1991         27.06        23.93       30.51          30.39
1978         6.06         2.69          6.39         7.50        1992         11.50         7.34        7.67           5.63
1979        26.47        10.52         18.02        18.40        1993          2.28        16.72        9.97           8.90
1980        18.23        21.41         31.50        32.98        1994         11.41         4.95        1.30           3.75
1981         7.67        -3.40         -4.83        -6.69        1995         36.68        36.48       37.10          34.26
1982        25.87        25.79         20.26        20.14        1996         12.25        28.57       22.69          22.70
1983        24.72        25.68         22.27        22.79        1997         33.34        24.78       33.10          30.80
1984        12.34         1.06          5.95         4.09        3/31/98       7.00        11.72       13.92          14.70
1985        29.98        32.78         31.43        30.08
1986        28.78        26.91         18.37        18.54        Avg.         16.39%       13.37%      13.30%         13.12%

Average Annual Total Returns

For Periods ending 12/31/97         3 year      5 year       10 year      15 year     20 year      25 year
---------------------------         ------      ------       -------      -------     -------      -------

Strategy **                         26.63%      18.21%       20.34%       19.94%      19.07%       16.25%

DJIA                                29.85%      21.81%       18.41%       18.21%      16.33%       13.01%

S&P 500 Index                       30.82%      20.06%       17.89%       17.37%      16.41%       12.85%

S&P Industrial Index                29.16%      19.48%       17.41%       17.12%      16.25%       12.64%

The results shown above are hypothetical past performance of the Strategy (not any Portfolio) and are no guarantee of future results. Returns represent price changes plus dividends reinvested at each year end, divided by the initial public offering price and do not reflect the deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times and stocks may not be weighted equally.

** Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.

Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income. U.S. equity markets have been at historically high levels, and no assurance can be given that these levels will continue.

o There can be no assurance that the Portfolio will meet its objective.

o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that dividend rates will be maintained or that stock prices will not decrease.

o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and the charge for organizational expenses. Accordingly, you should not increase the tax basis in your units by these sales charges and expenses.

Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 28%. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are contributed in kind to the new Portfolio. Investors may also be eligible for a 20% maximum federal tax rate on gains from stocks when they are sold.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. All investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted along with the estimated costs of selling Portfolio securities from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived.

You will only pay the deferred sales charge and operating expenses.

                                   As a % of                    Amount Per
                                Public Offering Price           1,000 Units
                                ---------------------           -----------

Initial Sales Charge                 1.00%                       $10.00
Deferred Sales Charge                1.75%                       $17.50
                                     =====                       ======
Maximum Sales Charge                 2.75%                       $27.50

Estimated Annual Operating Expenses
(as a % of net assets)                .233%                      $2.31


Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

   Amount                                  Total Sales Charges as a % of
   Purchased                                     Public Offering Price
   ---------                               -----------------------------

Less than $50,000                                     2.75%
$50,000 to $999,999                                   2.50%
$100,000 to $249,999                                  2.00%
$250,000 to $999,999                                  1.75%
$1,000,000 or more                                    1.00%


Select Now!

You can get started with the Select S&P Industrial Portfolio with as little as $250. Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Please read the prospectus carefully before you invest.

Additional Select S&P Industrial Portfolios containing the then-highest dividend-yielding stocks may be offered in the future. Information contained herein is subject to amendment. A registration statement relating to the stocks of the next Portfolio has been filed with the Securities and Exchange Commission. The stocks of that Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these stocks in any state in which such an offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Defined Asset Funds
Buy With Knowledge o Hold With Confidence

Other Select Series
-------------------

Select Growth Portfolio

Select S&P Industry
  Turnaround Portfolio

Select S&P Intrinsic Value
   Portfolio

Select Ten Portfolios
---------------------

Select Ten Portfolio
 (DJIA)
Hong Kong Portfolio
 (Hang Seng Index)

Japan Portfolio
 (Nikkei Indes)

United Kingdom Portfolio
 (Financial Times Index)

Equity Investor Funds Concept Series
------------------------------------

Premier American Portfolio

Premier World Portfolio
Real Estate Income Fund 2

Tele-Global Trust 3

Equity Investor Funds Index Series
----------------------------------

S&P 500 Index Trust 2

S&P MidCap Index Trust

Other Defined Asset Funds
-------------------------

Corporate Income Funds

Government Securities
  Income Funds

International Bond Funds

Municipal Investment Trusts

                                                                 11579BR - 4/98

[Copyright]1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated, Member SIPC.